File Number: 333-114788
                                                   Filed Pursuant to Rule 497(e)
                                                   of the Securities Act of 1933

                                                              September 26, 2005


Supplement to the Class A, Class B and Class C Shares Prospectuses for:

Fund                                                             Prospectus Date
--------------------------------------------------------------------------------
Pioneer Ibbotson Conservative Allocation Fund                     05/12/05
Pioneer Ibbotson Moderate Allocation Fund                         08/06/04
Pioneer Ibbotson Growth Allocation Fund                           08/06/04
Pioneer Ibbotson Aggressive Allocation Fund                       08/06/04

Supplement to the Class Y Shares Prospectus for:

Fund                                                             Prospectus Date
--------------------------------------------------------------------------------
Pioneer Ibbotson Conservative Allocation Fund                     09/23/05
Pioneer Ibbotson Moderate Allocation Fund                         09/23/05
Pioneer Ibbotson Growth Allocation Fund                           09/23/05
Pioneer Ibbotson Aggressive Allocation Fund                       09/23/05



The following underlying funds have been added (effective September 23, 2005) to the permitted investments of each of the Funds, in each case within the following ranges:

Pioneer Ibbotson Conservative Allocation Fund
Pioneer Ibbotson Moderate Allocation Fund
Pioneer Ibbotson Growth Allocation Fund
Pioneer Ibbotson Aggressive Allocation Fund

                            Fund Name                Percentage of Fund Holdings
--------------------------------------------------------------------------------
Pioneer Cullen Value Fund                                         0-25%
Pioneer Focused Equity Fund                                       0-25%
Pioneer Growth Opportunities Fund                                 0-25%
Pioneer Government Income Fund                                    0-25%

Appendix A - Information about the underlying funds


The underlying funds that invest primarily in equity securities are:

Pioneer Cullen Value Fund

Investment objective
Capital appreciation. Current income is a secondary objective.

Principal investment strategies The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 10% of the fund's total assets may be invested in securities of emerging market issuers. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

Investment Adviser
Pioneer (adviser); Cullen Capital Management LLC (subadviser)


Pioneer Focused Equity Fund

Investment objective
Long-term capital growth.

Principal investment strategies Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, equity-based exchange-traded funds (ETFs), equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers, including securities of emerging markets issuers. The fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation compared to U.S. securities. The fund's subadviser may focus on a relatively limited number of securities (i.e., generally 25 or fewer).

Investment adviser
Pioneer (adviser); OakBrook Investments, LLC (subadviser)


Pioneer Growth Opportunities Fund

Investment objective
Growth of capital.

Principal investment strategies The fund invests primarily in equity securities of companies that Pioneer considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The fund may invest a significant portion of its assets in equity securities of small companies.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in securities of emerging markets issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

Investment adviser
Pioneer


The underlying funds that invest primarily in debt securities are:

Pioneer Government Income Fund

Investment objective
Current income as is consistent with preservation of capital.

Principal investment strategies Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities.

U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Securities in which the fund may invest include:

          o U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes
               (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities greater than 10 years)

          o Obligations issued by or guaranteed as to principal and interest by the U.S. Treasury and certain agencies and instrumentalities of the U.S. government, such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration ("FHA") debentures, for which the U.S. Treasury unconditionally guarantees payment of principal and interest

          o Obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury

          o Obligations of the Private Export Funding Corporation ("PEFCO"), which may be guaranteed by the Export-Import Bank of the U.S. ("Exim Bank"), an agency of the U.S.

          o Obligations of government sponsored entities that do not have any form of credit support from the U.S. government, including the Federal Farm Credit Banks ("FFCB") and Tennessee Valley Authority ("TVA")

The fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund may invest in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of Pioneer.

Investment adviser
Pioneer



                                                                   18165-00-1005
                                        (c) 2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC